Performance Management - Brendan Wood TopGun ETF	Dec. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s changes in performance from year to year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown, the highest quarterly return was 12.52% (quarter ended 3/31/2024) and the lowest quarterly return was -1.50% (quarter ended 12/31/2024).

The year to date return as of September 30, 2025 was 12.64%.

Year to Date Return, Label [Optional Text]	The year to date return
Bar Chart, Year to Date Return	12.64%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest quarterly return
Highest Quarterly Return	12.52%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest quarterly return
Lowest Quarterly Return	(1.50%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]
	One Year	Since Inception(1)
Return Before Taxes	20.93%	30.68%
Return After-Taxes on Distributions	20.86%	30.52%
Return After-Taxes on Distributions and Sale of Fund Shares	12.44%	23.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	32.18%

(1)	The Fund commenced operations on November 9, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110